Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$75,753,780.68	0.3182932	$39,262,748.04	0.1649695	$36,491,032.64
Class A-2 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,088,403,780.68	0.8702705	$1,051,912,748.04	0.8410928	$36,491,032.64

Weighted Avg. Coupon (WAC)	3.20%		3.19%
Weighted Avg. Remaining Maturity (WARM)	53.00		52.04
Pool Receivables Balance	$1,142,154,979.57		$1,104,364,838.19
Remaining Number of Receivables	67,904		66,924

Adjusted Pool Balance	$1,107,305,475.87		$1,070,814,443.23

III. COLLECTIONS

Principal:
Principal Collections	$36,746,735.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$246,082.44
Total Principal Collections	$36,992,817.44

Interest:
Interest Collections	$3,013,650.12
Late Fees & Other Charges	$41,114.05
Interest on Repurchase Principal	$-
Total Interest Collections	$3,054,764.17

Collection Account Interest	$3,189.87
Reserve Account Interest	$276.05
Servicer Advances	$-

Total Collections	$40,051,047.53

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$40,051,047.53
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$40,051,047.53

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$951,795.82		$951,795.82	$951,795.82
Collection Account Interest					$3,189.87
Late Fees & Other Charges					$41,114.05
Total due to Servicer					$996,099.74

2. Class A Noteholders Interest:
Class A-1 Notes		$15,655.78		$15,655.78
Class A-2 Notes		$226,666.67		$226,666.67
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$738,718.37		$738,718.37	$738,718.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$38,163,391.42

9. Regular Principal Distribution Amount:					$36,491,032.64

	Distributable Amount	Paid Amount
Class A-1 Notes		$36,491,032.64
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$36,491,032.64	$36,491,032.64
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$36,491,032.64	$36,491,032.64

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,672,358.78

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,849,503.70
Beginning Period Amount	$34,849,503.70
Current Period Amortization	$1,299,108.74
Ending Period Required Amount	$33,550,394.96
Ending Period Amount	$33,550,394.96
Next Distribution Date Required Amount	$32,275,246.42

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.71%	1.77%	1.77%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.41%	66,530	99.27%	$1,096,325,738.83
30 - 60 Days	0.46%	310	0.57%	$6,323,370.52
61 - 90 Days	0.10%	66	0.13%	$1,381,099.86
91 + Days	0.03%	18	0.03%	$334,628.98
		66,924		$1,104,364,838.19
Total
Delinquent Receivables 61 + days past due	0.13%	84	0.16%	$1,715,728.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	85	0.15%	$1,722,818.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.09%	62	0.11%	$1,268,207.65
Three-Month Average Delinquency Ratio	0.11%		0.14%

Repossession in Current Period		37		$828,076.83
Repossession Inventory		80		$648,267.60

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,043,406.38
Recoveries				$(246,082.44)
Net Charge-offs for Current Period				$797,323.94

Beginning Pool Balance for Current Period				$1,142,154,979.57

Net Loss Ratio				0.84%
Net Loss Ratio for 1st Preceding Collection Period				0.74%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$2,055,520.82
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$3,917,516.33
Number of Extensions				165